Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment information (Tables) [Abstract]
Schedule of results of operations by segment

(b)             Results by segment

									2017
					Operating expenses
		Net	Cost of		Selling, general	Results from	Other
		sales	products	Gross	and distribuition	equity	income		Operating
		revenue	sold	profit	expenses	investments	(expenses), net		profit (loss)
Reporting segments
Chemicals	(i)	25,179,288	(20,478,914)	4,700,374	(773,396)		(197,275)		3,729,703
Polyolefins		19,650,398	(15,432,179)	4,218,219	(1,321,575)		(177,518)		2,719,126
Vinyls		3,066,879	(2,572,774)	494,105	(162,989)		(163,374)		167,742
USA and Europe		9,854,496	(7,419,261)	2,435,235	(582,672)		(21,279)		1,831,284
Mexico		3,600,820	(2,097,471)	1,503,349	(283,318)		27,914		1,247,945
Total		61,351,881	(48,000,599)	13,351,282	(3,123,950)		(531,532)		9,695,800

Other segments		83,720	(65,743)	17,977	(13,391)		(2,430)		2,156
Corporate unit					(61,384)	39,956	(320,918)	(ii)	(342,346)

Braskem consolidated before eliminations and reclassifications		61,435,601	(48,066,342)	13,369,259	(3,198,725)	39,956	(854,880)		9,355,610

Eliminations and reclassifications		(12,175,007)	11,888,934	(286,073)	137,389				(148,684)

Total		49,260,594	(36,177,408)	13,083,186	(3,061,336)	39,956	(854,880)		9,206,926

									Adjusted
									2016
					Operating expenses
		Net	Cost of		Selling, general	Results from	Other
		sales	products	Gross	and distribuition	equity	income		Operating
		revenue	sold	profit	expenses	investments	(expenses), net		profit (loss)
Reporting segments
Chemicals	(i)	25,062,602	(20,248,175)	4,814,427	(680,083)		(409,920)		3,724,425
Polyolefins		20,307,367	(15,980,935)	4,326,432	(1,284,665)		(199,098)		2,842,670
Vinyls		3,016,390	(2,815,184)	201,206	(236,771)		(71,880)		(107,444)
USA and Europe		8,896,071	(6,080,722)	2,815,349	(497,810)		(71,000)		2,246,540
Mexico		1,586,927	(1,152,047)	434,880	(231,795)		(4,805)		198,282
Total		58,869,357	(46,277,063)	12,592,294	(2,931,124)		(756,703)		8,904,473

Other segments		12,202	(14,760)	(2,558)	(1,876)		(20,864)		(25,298)
Corporate unit					(33,582)	30,078	(3,128,387)	(iii)	(3,131,893)

Braskem consolidated before eliminations and reclassifications		58,881,559	(46,291,823)	12,589,736	(2,966,582)	30,078	(3,905,954)		5,747,282

Eliminations and reclassifications		(11,217,571)	11,306,254	88,683	115,286				203,965

Total		47,663,988	(34,985,569)	12,678,419	(2,851,296)	30,078	(3,905,954)		5,951,247

									Adjusted
									2015
					Operating expenses
		Net	Cost of		Selling, general	Results from	Other
		sales	products	Gross	and distribuition	equity	income		Operating
		revenue	sold	profit	expenses	investments	(expenses), net		profit (loss)
Reporting segments
Chemicals	(i)	24,269,768	(20,086,768)	4,183,000	(644,598)		(158,797)		3,379,604
Polyolefins		19,986,174	(15,420,138)	4,566,036	(1,206,374)		(189,988)		3,169,674
Vinyls		2,780,075	(2,393,660)	386,415	(220,139)		(53,918)		112,358
USA and Europe		8,239,913	(6,920,464)	1,319,449	(392,319)		(55,089)		872,040
Mexico		472,002	(486,832)	(14,830)	(88,249)		3,817		(99,262)
Total		55,747,932	(45,307,862)	10,440,070	(2,551,679)		(453,975)		7,434,414

Other segments		159,510	(150,213)	9,297	(6,467)		(73,879)		(71,049)
Corporate unit					103,604	2,219	(357,165)		(251,340)

Braskem consolidated before eliminations and reclassifications		55,907,442	(45,458,075)	10,449,367	(2,454,542)	2,219	(885,019)		7,112,025

Eliminations and reclassifications		(9,027,453)	8,760,233	(267,220)	112,196		(67,281)		(222,305)

Total		46,879,989	(36,697,842)	10,182,147	(2,342,346)	2,219	(952,300)		6,889,720

(i)                The Basic Petrochemicals Segment changed its name to the Chemicals Segment, seeking to adopt nomenclature more closely aligned with the segment's markets.

(ii)              Includes gain from sale of the former “Chemical distribution” segment in the amount of R$276,816 (Note 5).

(iii)             Inclusion of the provision for the Leniency Agreement in the amount of R$2,860,402 (Note 29).

Schedule of long-lived assets by segment

(c)             Long-lived assets by segment

	2017	2016
Reporting segments
Chemicals	11,136,125	11,417,669
Polyolefins	5,072,162	5,162,075
Vinyls	2,433,882	2,621,376
USA and Europe	2,587,302	2,015,492
Mexico	10,733,277	10,607,951
Total	31,962,748	31,824,563
Other segments	526,359	321,234
Total	32,489,107	32,145,797